Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
MYLAN INC. AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

Description	Beginning Balance	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Deductions	Ending Balance
Allowance for doubtful accounts:
Year ended December 31, 2013	$23,037	$5,004	$110	$(3,552)	$24,599
Year ended December 31, 2012	$18,925	$7,921	$95	$(3,904)	$23,037
Year ended December 31, 2011	$23,900	$3,983	$370	$(9,328)	$18,925
Valuation allowance for deferred tax assets:
Year ended December 31, 2013	$249,382	$53,189	$(500)	$(22,553)	$279,518
Year ended December 31, 2012	$231,436	$23,996	$—	$(6,050)	$249,382
Year ended December 31, 2011	$232,147	$14,845	$—	$(15,556)	$231,436